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                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                              PLEASE PRINT OR TYPE.

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1.   Name and address of issuer:

     Skyline Fund
     311 South Wacker Drive, 45th Floor
     Chicago, Illinois  60606

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2.   Name of each series or class of funds for which this notice is filed:

     Special Equities Portfolio
     Special Equities II

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3.   Investment Company Act File Number:     811-5022


     Securities Act File Number:   33-11755

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4.   Last day of fiscal year for which this notice is filed:  December 31, 1996

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5.   Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                        [ ]

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6.   Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6:


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7.   Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     None

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8.   Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

     Special Equities Portfolio    - 2,337,925 shares
     Special Equities II           - 1,687,169 shares

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9.   Number and aggregate sale price of securities sold during the fiscal year:

     Special Equities Portfolio    - 3,541,731 shares;         $ 68,600,112
     Special Equities II           - 1,685,216 shares;           20,849,640
                                                               ------------
                                                               $ 89,449,752

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10.  Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     Special Equities Portfolio    - 1,203,806 shares;         $ 23,316,629
     Special Equities II           -         0 shares;                    0
                                                               ------------
                                                               $ 23,316,629

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11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

     Special Equities Portfolio    - 1,876,407 shares;         $ 32,987,339
     Special Equities II           - 1,398,376 shares;           16,109,334
                                                               ------------
                                                               $ 49,096,673

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12.  Calculation of registration fee:

     (i)   Aggregate sale price of securities sold during
           the fiscal year in reliance on rule 24f-2
           (from Item 10):                                    $  23,316,629
                                                              -------------

     (ii)  Aggregate price of shares issued in connection
           with dividend reinvestment plans (from
           Item 11, if applicable):                           +  49,096,673
                                                              -------------

     (iii) Aggregate price of shares redeemed or
           repurchased during the fiscal year
           (If applicable):                                   -  95,076,132
                                                              -------------

     (iv)  Aggregate price of shares redeemed or
           repurchased and previously applied as a
           reduction to filing fees pursuant to
           rule 24e-2 (if applicable):                        +  63,296,594
                                                              -------------

     (v)   Net aggregate price of securities sold and
           issued during the fiscal year in reliance on
           rule 24f-2 [line (i), plus line (ii), less
           line (iii), plus line (iv)] (if applicable):          40,633,764
                                                              -------------


     (vi)  Multiplier prescribed by Section 6(b) of the
           Securities Act of 1933 or other applicable law
           or regulation (see Instruction C.6):                 x 1/33 of 1%
                                                              -------------

     (vii) Fee due [line (i) or line (v) multiplied by
           line (vi):                                             12,313.26
                                                              -------------
                                                              -------------

INSTRUCTION:   ISSUERS SHOULD COMPLETE LINES (II), (III), (IV), AND (V) ONLY IF
               THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE
               ISSUER'S FISCAL YEAR.  See Instruction C.3.

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13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                        /X/

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

     February 27, 1997

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                                   SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)*   /s/ Scott C. Blim
                                ----------------------------------------------
                                 Scott C. Blim
                                 Treasurer
                                ----------------------------------------------

     Date  February 27, 1997
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  *Please print the name and title of the signing officer below the signature.
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